RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

RELATED PARTY TRANSACTIONS

Shareholder Loans - During the three months ended June 30, 2012, the Company’s officer extended an additional use of credit in the amount of $793.37. The credit carries an interest rate of 15.24%.

Management Compensation - During the three months ended June 30, 2012 and 2011, respectively, the Company and its subsidiaries paid or accrued salary and management fees of $69,585 and $59,094 to its officers.

RELATED PARTY TRANSACTIONS

Revenues - Service – The Company, through its wholly owned subsidiary, Focus, received $1,303 in service revenues from parties related to our CEO during the fiscal year ended September 30, 2011. The revenue was booked at the same rate as that of non-affiliated customers.

Management compensation - During the years ended September 30, 2011 and 2010, respectively, the Company paid management fees of $105,900 and $55,802 to its officers.

Consulting - During the years ended September 30, 2011 and 2010, respectively, the Company paid $30,000 and $0 for consulting services to officers and directors or entities related to or under the control of an officer or director of the Company.

Credit cards payable – During the years ended September 30, 2011 and 2010, the Company’s current and former officers extended credit to the Company and/or its subsidiaries  in the form of personal credit card usage in the amount of $17,187 and $46,262, respectively.

Notes payable – During the fiscal year ended September 30, 2011 and 2010, a company closely held by an officer of the company, loaned the Company $23,388 and $35,588, respectively. The loan is due on demand and carries no interest.  Imputed interest is included in the accompanying Consolidated Statements of Operations.